Securities borrowed, lent and subject to repurchase agreements	12 Months Ended
Dec. 31, 2015
Securities borrowed, lent and subject to repurchase agreements
15 Securities borrowed, lent and subject to repurchase agreements
end of	2015	2014
Securities borrowed or purchased under agreements to resell (CHF million)
Central bank funds sold and securities purchased under resale agreements	78,474	100,169
Deposits paid for securities borrowed	44,575	63,039
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	123,049	163,208
Securities lent or sold under agreements to repurchase (CHF million)
Central bank funds purchased and securities sold under repurchase agreements	36,754	60,752
Deposits received for securities lent	9,844	9,367
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	46,598	70,119
>>>Repurchase and >>>reverse repurchase agreements represent collateralized financing transactions used to earn net interest income, increase liquidity or facilitate trading activity. These instruments are collateralized principally by government securities, money market instruments and corporate bonds and have terms ranging from overnight to a longer or unspecified period of time.
In the event of counterparty default, the reverse repurchase agreement or securities lending agreement provides the Group with the right to liquidate the collateral held. In the Group’s normal course of business, substantially all of the collateral received that may be sold or repledged has been sold or repledged as of December 31, 2015 and 2014.

Bank
Securities borrowed, lent and subject to repurchase agreements
14 Securities borrowed, lent and subject to repurchase agreements
end of	2015	2014
Securities borrowed or purchased under agreements to resell (CHF million)
Central bank funds sold and securities purchased under resale agreements	78,861	100,169
Deposits paid for securities borrowed	44,575	63,039
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	123,436	163,208
Securities lent or sold under agreements to repurchase (CHF million)
Central bank funds purchased and securities sold under repurchase agreements	36,754	60,752
Deposits received for securities lent	9,844	9,367
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	46,598	70,119
> Refer to “Note 15 – Securities borrowed, lent and subject to repurchase agreements” in V – Consolidated financial statements – Credit Suisse Group for further information.